Regulatory Matters (Narrative) (Details) $ in Millions					1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2018 USD ($)	Dec. 22, 2017 USD ($)	Nov. 27, 2017 USD ($)	Nov. 09, 2017 USD ($) mi item	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 08, 2018 USD ($)
Public Utilities, General Disclosures [Line Items]
U.S. federal statutory rate						21.00%	35.00%	35.00%	35.00%
Requested base rate revenue	$ 79		$ 65
Decrease in revenue requirement						$ 181
Annual rate reductions related to reduction in income taxes						144
Reduction related to amortization of excess deferred income taxes						37
Reduction of income tax expense						144
Reduction to income tax expense related to amortization of excess deferred federal income taxes						$ 75
Increase (decrease) in liability for deferred income taxes		$ 3
Authorized return on equity			9.80%				10.25%
Scenario, Forecast [Member]
Public Utilities, General Disclosures [Line Items]
Refund of tax rate differential					$ 75
Sharyland Merger Agreement [Member]
Public Utilities, General Disclosures [Line Items]
Transmission of assets				$ 383
Number of assets transferred in circuit miles | mi				517
Number of transmission lines transferred | item				345
Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Decrease in revenue requirement										$ 140